LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
Total rent expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0